UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    Managing Member
Phone:    208-726-2327

Signature, Place and Date of Signing:

   /s/ Peter F. Palmedo         Sun Valley, Idaho               2/14/06
   --------------------        -------------------              -------
       [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

No.      Form 13-F File Number          Name
----     ---------------------          -----

1.       28-                            Geologic Resource Partners LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $109,657
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

                                                     FORM 13F INFORMATION TABLE
          COL 1                    COL 2         COL 3     COL 4            COL 5         COL 6   COL 7          COL 8
                                 TITLE                   VALUE      SHRS OR    SH/  PUT/  INVSMT  OTHR     VOTING AUTHORITY
       NAME OF ISSUER            OF CLASS     CUSIP      (x $1000)  PRN AMT    PRN  CALL  DSCRTN  MGRS  SOLE       SHARED  NONE
Anglogold Ashanti Ltd       SPONS ADR         035128206    2,960       60,000   SH        SOLE    NONE     60,000
Aurizon Mines Ltd.          COM               05155P106    7,079    4,730,000   SH        SOLE    NONE  4,730,000
Bema Gold Corp.             COM               08135F107    8,836    3,036,400   SH        SOLE    NONE  3,036,400
Cambior Inc.                COM               13201L103    5,576    1,994,875   SH        SOLE    NONE  1,994,875
Cambior Inc.                COM               13201L103    1,266      453,000   SH        SOLE    NONE    453,000
Cumberland Res. Ltd.        COM               23077r100    6,872    3,097,000   SH        SOLE    NONE  3,097,000
Freeport Copper McMoran
  Copper & Go               CL B              35671D857      237        4,400   SH        SOLE    NONE      4,400
Gold Resv Inc               CL A              38068N108    2,350      810,900   SH        SOLE    NONE    810,900
Golden Star Res Ltd. CDA    COM               38119T104    4,474    1,694,660   SH        SOLE    NONE  1,694,660
Harmony Gold Mng Ltd        SPONS ADR         413216300      483       37,000   SH        SOLE    NONE     37,000
Hecla Mng Co                COM               422704106    8,645    2,129,300   SH        SOLE    NONE  2,129,300
IMA Exlporation Inc.        COM               449664101    2,909      972,000   SH        SOLE    NONE    972,000
Kinross Gold Corp.          COM NO PAR        496902404    7,480      811,276   SH        SOLE    NONE    811,276
Lihir Gold Ltd.             SPONS ADR         532349107    1,063       33,150   SH        SOLE    NONE     33,150
Metallica Res Inc           COM               59125J104    3,439    1,859,600   SH        SOLE    NONE  1,859,600
Minefinders Ltd.            COM               602900102    6,604    1,301,400   SH        SOLE    NONE  1,301,400
Miramar Mining Corp         COM               60466E100    8,061    3,209,800   SH        SOLE    NONE  3,209,800
Pan American Silver Corp.   COM               697900108    1,557       82,700   SH        SOLE    NONE     82,700
Randgold Resources Ltd.     ADR               752344309    2,136      132,435   SH        SOLE    NONE    132,435
Randgold Resources Ltd.     ADR               752344309    5,583      346,155   SH        SOLE    NONE    346,155
Silver Wheaton Corp.        COM               828336107    5,149      886,840   SH        SOLE    NONE    886,840
StreetracksGold Tr          GOLD SHS          863307104    5,762      111,600   SH        SOLE    NONE    111,600
Western Silver Corp         COM               959531104    1,636      145,300   SH        SOLE    NONE    145,300
Yamana Gold Inc.            COM               98462Y100    6,740    1,017,761   SH        SOLE    NONE  1,017,761
Durban Roodepoort Deep Ltd  NOTE 6.000% 11/1  266597AB9    2,760    3,000,000  PRN        SOLE    NONE  3,000,000
                                                         109,657

SK 00964 0003 643891